Statement of Additional Information Supplement
dated August 1, 2009

Putnam Asia Pacific Equity Fund	Putnam International Growth and Income Fund

Putnam Emerging Markets Equity Fund	Putnam International New Opportunities Fund

Putnam Europe Equity Fund	Putnam New Opportunities Fund

Putnam Global Equity Fund	Putnam Small Cap Growth Fund

Putnam Growth Opportunities Fund	Putnam Voyager Fund

Putnam International Capital Opportunities Fund	Putnam Vista Fund

Putnam International Equity Fund

In July 2009 the Board of Trustees of the Putnam Funds approved (1) a new management contract for each of the funds named above with management fee breakpoints based on the aggregate net assets of all open-end funds sponsored by Putnam Management and a management fee rate that varies based on the performance of the fund, and (2) for certain funds indicated below, changes to certain fundamental investment restrictions, all of which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. If the new management contracts are approved by shareholders of substantially all of the Putnam Funds, it is expected that the new management contracts would be implemented on January 1, 2010. As shown in Appendix A, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for almost all funds, and in many cases materially lower, than the management fee rate payable under the current management contract. For a small number of funds, the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts.

Putnam Management and the Board of Trustees also agreed, effective August 1, 2009, to replace each fund’s previous expense limitation with a new expense limitation arrangement.

1. For all funds listed above: The following is added at the end of CHARGES AND EXPENSES – Management fees to Part I of this SAI:

Subject to shareholder approval, under a new management contract approved by the Trustees, the fund will pay a monthly base fee to Putnam Management at an annual rate (as a percentage of the fund’s average net assets for the month) that varies based on the average of the aggregate net assets of all open-end funds sponsored by Putnam Management (fund family assets), as determined at the close of each business day during the month, as set forth below.

In addition, also subject to shareholder approval, beginning with the fund’s thirteenth complete calendar month of operation under the new management contract, the monthly management fee will consist of the monthly base fee plus or minus a performance adjustment for the month. The amount of the performance adjustment will be calculated monthly based on a performance adjustment rate that is equal to 0.03% multiplied by the difference, in percentage points, between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the benchmark index described below, each measured over the performance period. The minimum and maximum annualized performance adjustment rates are set forth below. The performance period will be the thirty-six month period then ended or, if the new management contract has not yet been effective for thirty-six complete calendar months, the period from the date the new management contract became effective to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate will be multiplied by the fund’s average net assets over the performance period and the result will be divided by twelve. The resulting dollar amount will be added to, or subtracted from, the base fee for that month.

The monthly base fee is determined based on the fund's average net assets for the month, while the performance adjustment will be determined based on the fund's average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund's assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

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Base fee

Putnam Asia Pacific Equity Fund

Putnam Emerging Markets Equity Fund

Putnam International Capital Opportunities Fund

Putnam International New Opportunities Fund

1.080% of the first $5 billion of average fund family assets
1.030% of the next $5 billion of average fund family assets
0.980% of the next $10 billion of average fund family assets
0.930% of the next $10 billion of average fund family assets
0.880% of the next $50 billion of average fund family assets
0.860% of the next $50 billion of average fund family assets
0.850% of the next $100 billion of average fund family assets
0.845% of any excess thereafter.

Putnam Europe Equity Fund

Putnam Global Equity Fund

Putnam International Equity Fund

Putnam International Growth and Income Fund

0.850% of the first $5 billion of average fund family assets
0.800% of the next $5 billion of average fund family assets
0.750% of the next $10 billion of average fund family assets
0.700% of the next $10 billion of average fund family assets
0.650% of the next $50 billion of average fund family assets
0.630% of the next $50 billion of average fund family assets
0.620% of the next $100 billion of average fund family assets
0.615% of any excess thereafter.

Putnam Small Cap Growth Fund
0.780% of the first $5 billion of average fund family assets
0.730% of the next $5 billion of average fund family assets
0.680% of the next $10 billion of average fund family assets
0.630% of the next $10 billion of average fund family assets
0.580% of the next $50 billion of average fund family assets
0.560% of the next $50 billion of average fund family assets
0.550% of the next $100 billion of average fund family assets
0.545% of any excess thereafter.

Putnam Vista Fund
0.740% of the first $5 billion of average fund family assets
0.690% of the next $5 billion of average fund family assets
0.640% of the next $10 billion of average fund family assets
0.590% of the next $10 billion of average fund family assets
0.540% of the next $50 billion of average fund family assets
0.520% of the next $50 billion of average fund family assets
0.510% of the next $100 billion of average fund family assets
0.505% of any excess thereafter

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Putnam Growth Opportunities Fund

Putnam New Opportunities Fund

Putnam Voyager Fund

0.710% of the first $5 billion of average fund family assets
0.660% of the next $5 billion of average fund family assets
0.610% of the next $10 billion of average fund family assets
0.560% of the next $10 billion of average fund family assets
0.510% of the next $50 billion of average fund family assets
0.490% of the next $50 billion of average fund family assets
0.480% of the next $100 billion of average fund family assets
0.475% of any excess thereafter.

	Benchmark	Maximum
performance
adjustment rate

Putnam Asia Pacific Equity Fund	MSCI All Country Asia Pacific Index (Net	+/- 0.21%
Dividends)*

Putnam Emerging Markets Equity	MSCI Emerging Markets Index (Net Dividends)*	+/- 0.21%
Fund

Putnam Europe Equity Fund	MSCI Europe Index (Net Dividends)*	+/- 0.15%

Putnam Global Equity Fund	MSCI World Index (Net Dividends)*	+/- 0.15%

Putnam Growth Opportunities Fund	Russell 1000 Growth Index	+/- 0.12%

Putnam International Capital	S&P Developed/Ex-U.S. SmallCap Index	+/- 0.21%
Opportunities Fund

Putnam International Equity Fund	MSCI EAFE Index (Net Dividends)*	+/- 0.15%

Putnam International Growth and	S&P Developed/Ex-U.S. LargeMidCap Value Index	+/- 0.15%
Income Fund

Putnam International New	MSCI EAFE Growth Index (Net Dividends)*	+/- 0.21%
Opportunities Fund

Putnam New Opportunities Fund	Russell 3000 Growth Index	+/-0.12%

Putnam Small Cap Growth Fund	Russell 2000 Growth Index	+/- 0.18%

Putnam Vista Fund	Russell Midcap Growth Index	+/- 0.12%

Putnam Voyager Fund	Russell 1000 Growth Index	+/- 0.12%

*Morgan Stanley Capital International (MSCI) publishes two versions of these indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of each index.

2(a). For Putnam Asia Pacific Equity Fund and Putnam Emerging Markets Equity Fund only: Subject to shareholder approval, the fund’s fundamental restriction (6) in INVESTMENT RESTRICTIONS with respect to commodities will be revised to state that the fund may not “purchase or sell commodities, except as permitted by applicable law.”

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2(b). For the following funds only:

Putnam Europe Equity Fund	Putnam International Equity Fund

Putnam Growth Opportunities Fund	Putnam New Opportunities Fund

Putnam International Capital Opportunities Fund

Subject to shareholder approval, the fund’s fundamental restriction (6) in INVESTMENT RESTRICTIONS with respect to diversification of investments will be revised to state that the fund may not, “with respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.”

2(c). For the following funds only:

Putnam Europe Equity Fund	Putnam International Equity Fund

Putnam Growth Opportunities Fund	Putnam New Opportunities Fund

Putnam International Capital Opportunities Fund	Putnam Vista Fund

Subject to shareholder approval, the fund’s fundamental restriction (3) for Putnam Vista Fund and (1) for the other funds in INVESTMENT RESTRICTIONS with respect to borrowing will be revised to state that the fund may not “borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.”

2(d). For the following funds only:

Putnam Europe Equity Fund	Putnam International Equity Fund

Putnam Growth Opportunities Fund	Putnam New Opportunities Fund

Putnam International Capital Opportunities Fund	Putnam Vista Fund

Subject to shareholder approval, the fund’s fundamental restriction (4) for Putnam Vista Fund and (5) for the other funds in INVESTMENT RESTRICTIONS with respect to making loans will be revised to state that the fund may not “make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.”

If shareholders do not approve any of these proposals, or they are otherwise not implemented by February 1, 2010, this SAI will be supplemented accordingly.

3. CHARGES AND EXPENSES—Management fees in Part I of this SAI and MANAGEMENT—The Management Contract in Part II of this SAI are supplemented with the following information:

Effective August 1, 2009 through July 31, 2010, Putnam Management and the Board of Trustees of the funds agreed to replace the Lipper category expense limitation applicable to all funds and the custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement under which Putnam Management will

(a) waive management fees of each fund identified below to the extent that the management fee would otherwise exceed the stated annual rate of the fund’s average net assets:

Putnam Growth Opportunities Fund	0.572%

Putnam International Growth and Income Fund	0.712%

Putnam International New Opportunities Fund	0.942%

Putnam Small Cap Growth Fund	0.642%

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(b) reimburse expenses of all funds to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable).

4. MANAGEMENT—Investor Servicing Agent in Part II of this SAI is supplemented to disclose that, effective August 1, 2009 through at least July 31, 2010, investor servicing fees for each fund will not exceed an annual rate of 0.375% of the fund’s average net assets.

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Appendix A

Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam	0.572%	0.700%	(0.128%)	Putnam	0.572%	0.561%	0.011%
Growth				Voyager Fund
Opportunities
Fund

Putnam New	0.572%	0.574%	(0.002%)
Opportunities
Fund

Putnam Vista	0.602%	0.604%	(0.002%)
Fund

Putnam	0.642%	1.000%	(0.358%)
Small Cap
Growth Fund

				Putnam	0.712%	0.698%	0.014%
Putnam	0.712%	0.800%	(0.088%)	International
Europe				Equity Fund
Equity Fund

Putnam	0.712%	0.758%	(0.046%)	Putnam	0.712%	0.800%	(0.088%)
Global				International
Equity Fund				Growth and
				Income Fund

Putnam Asia	0.942%	1.000%	(0.058%)	Putnam	0.942%	1.000%	(0.058%)
Pacific				Emerging
Equity Fund				Markets Equity
				Fund

Putnam	0.942%	1.000%	(0.058%)	Putnam	0.942%	0.948%	(0.006%)
International				International
New				Capital
Opportunities				Opportunities
Fund				Fund

							[ ] 08/09

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